Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	12/31/2023	12/31/2022

Current lease liabilities	38.7	21.6
Other financial liabilities	14.8	9.5
Total other current financial liabilities at amortized cost	53.4	31.2
Non-current lease liabilities	190.3	138.8
Total other non-current financial liabilities at amortized cost	190.3	138.8
Total current and non-current financial liabilities	243.7	170.0
Reconciliation of liabilities arising from financing activities:

(CHF in millions)	Lease liabilities	Other	Total

Balance at January 1, 2022	180.9	6.5	187.3
thereof current	13.6	6.5	20.1
thereof non-current	167.2	—	167.2
Payments	(15.8)	(5.1)	(20.9)
Interest expenses paid	(4.2)	—	(4.2)
Additions	43.6	8.2	51.7
Lease modification	(45.5)	—	(45.5)
Accrued interest	4.2	—	4.2
Disposals	(3.0)	—	(3.0)
Exchange differences	0.3	—	0.3
Balance at December 31, 2022	160.5	9.5	170.0
thereof current	21.6	9.5	31.2
thereof non-current	138.8	—	138.8
Payments	(25.4)	(7.7)	(33.1)
Interest expenses paid	(6.4)	—	(6.4)
Additions	103.0	13.0	116.0
Lease modification	1.7	—	1.7
Accrued interest	6.4	—	6.4
Disposals	(0.3)	—	(0.3)
Exchange differences	(10.6)	—	(10.6)
Balance at December 31, 2023	228.9	14.8	243.7
thereof current	38.7	14.8	53.4
thereof non-current	190.3	—	190.3